Trade accounts receivable, net of allowances -Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 157,927	$ 138,891
Allowance for credit losses	(10,529)	(10,911)	$ (9,543)
Total accounts receivable, Net	147,398	127,980
Third-party credit card processors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	87,063	90,063
Fulfilment partners
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	38,545	22,100
Airlines
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	4,144	4,686
Global distribution systems
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	9,615	8,612
Hotels
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	2,233	4,268
Advertising
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	5,676	4,749
Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 10,651	$ 4,413